VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 28.2%
Bank Aladin Syariah Tbk PT * 1,740,300 $ 121,049
Bank Central Asia Tbk PT 4,146,600 2,362,462
Bank Jago Tbk PT * 1,123,800 146,460
Bank Mandiri Persero Tbk PT 5,434,704 2,115,332
Bank Negara Indonesia Persero
Tbk PT 2,160,532 1,441,146
Bank Rakyat Indonesia Persero
Tbk PT 6,790,033 2,293,217
8,479,666
Capital Goods : 7.9%
Astra International Tbk PT 4,378,400 1,758,627
Jardine Cycle & Carriage Ltd. 26,288 613,826
2,372,453
Consumer Discretionary Distribution &
Retail : 6.3%
Bukalapak.com PT Tbk * 15,823,700 222,538
GoTo Gojek Tokopedia Tbk PT * 256,414,800 1,402,902
Mitra Adiperkasa Tbk PT 2,355,900 277,434
1,902,874
Consumer Staples Distribution & Retail : 3.7%
Sumber Alfaria Trijaya Tbk PT 5,750,500 1,100,413
Underline
Energy : 9.6%
Adaro Energy Indonesia Tbk PT 4,632,100 852,045
Banpu PCL (NVDR) 2,326,229 509,912
Bukit Asam Tbk PT 1,131,600 204,549
Bumi Resources Tbk PT * 36,768,000 325,928
Indo Tambangraya Megah Tbk
PT 114,700 214,621
United Tractors Tbk PT 432,169 788,490
2,895,545
Financial Services : 0.5%
BFI Finance Indonesia Tbk PT 2,127,400 157,445
Underline
Food, Beverage & Tobacco : 8.5%
Charoen Pokphand Indonesia
Tbk PT * 2,089,700 732,899
First Pacific Co. Ltd. 589,250 232,706
Golden Agri-Resources Ltd. 1,312,400 254,625
Gudang Garam Tbk PT 133,800 212,893
Indofood CBP Sukses Makmur
Tbk PT 641,800 459,949
Indofood Sukses Makmur Tbk
PT 1,271,400 544,262
Japfa Comfeed Indonesia Tbk
PT 1,528,400 126,873
2,564,207
Health Care Equipment & Services : 0.9%
Mitra Keluarga Karyasehat Tbk
PT 1,590,397 277,844
Underline
Household & Personal Products : 1.3%
Unilever Indonesia Tbk PT 1,657,400 401,024
Underline
Materials : 16.2%
Aneka Tambang Tbk 2,436,100 285,090
Avia Avian Tbk PT 4,486,000 162,547
Barito Pacific Tbk PT 7,907,543 664,773
Number
of Shares Value
Materials (continued)
Bumi Resources Minerals Tbk
PT * 23,407,600 $ 320,539
Chandra Asri Petrochemical
Tbk PT 3,006,736 491,831
Indah Kiat Pulp & Paper Tbk PT 744,800 534,074
Indocement Tunggal Prakarsa
Tbk PT 447,700 287,872
Merdeka Battery Materials Tbk
PT * 7,791,600 404,714
Merdeka Copper Gold Tbk PT * 3,631,295 674,611
Nickel Industries Ltd. 439,960 210,596
Pabrik Kertas Tjiwi Kimia Tbk PT 360,500 223,222
Semen Indonesia Persero Tbk
PT 958,262 397,830
Vale Indonesia Tbk PT 604,300 220,273
4,877,972
Media & Entertainment : 0.6%
Elang Mahkota Teknologi Tbk
PT 4,611,700 174,112
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 2.1%
Kalbe Farma Tbk PT 5,702,200 646,228
Underline
Real Estate Management & Development :
1.9%
Bumi Serpong Damai Tbk PT * 2,330,200 153,789
Ciputra Development Tbk PT 2,523,295 166,533
Pakuwon Jati Tbk PT 4,349,400 123,018
Summarecon Agung Tbk PT 3,155,600 117,273
560,613
Telecommunication Services : 10.2%
Indosat Tbk PT 373,800 237,555
Sarana Menara Nusantara Tbk
PT 6,058,000 376,159
Smartfren Telecom Tbk PT * 36,913,500 133,753
Telkom Indonesia Persero Tbk
PT (ADR) † 82,230 1,981,743
Tower Bersama Infrastructure
Tbk PT 1,049,900 137,138
XL Axiata Tbk PT 1,292,875 198,988
3,065,336
Transportation : 1.1%
Jasa Marga Persero Tbk PT 630,550 174,904
Transcoal Pacific Tbk PT 289,700 154,175
329,079
Utilities : 0.9%
Perusahaan Gas Negara Tbk PT 3,019,300 268,186
Underline
Total Common Stocks
(Cost: $39,454,889) 30,072,997
Total Investments: 99.9%
(Cost: $39,454,889) 30,072,997
Other assets less liabilities: 0.1% 42,208
NET ASSETS: 100.0% $ 30,115,205

VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $812,773.
Summary of Investments by Sector
% of
Investments Value
Financials 28.7% $ 8,637,111
Materials 16.2 4,877,972
Consumer Staples 13.5 4,065,644
Communication Services 10.8 3,239,448
Energy 9.6 2,895,545
Industrials 9.0 2,701,532
Consumer Discretionary 6.3 1,902,874
Health Care 3.1 924,072
Real Estate 1.9 560,613
Utilities 0.9 268,186
100.0% $ 30,072,997